Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,877,276
		$ 3,877,276
Education — 26.0%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,555,050
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/39	1,400	1,344,546
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,060,900
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,720,767
5.00%, 10/1/46	3,000	3,096,660
5.45%, 5/15/59	400	455,224
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,598,577
5.00%, 5/1/35	1,660	1,704,139
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	1,973,127
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,755,547
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,138,481
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	656,723
5.00%, 7/1/32	770	814,029
5.00%, 7/1/38	340	350,343
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,593,680
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,059,160
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/45	5,000	5,173,550
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,223,950
University of Massachusetts Building Authority, 5.00%, 11/1/41	2,365	2,606,821
		$ 39,881,274
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.2%
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	$1,840	$ 1,877,830
		$ 1,877,830
General Obligations — 23.1%
Andover, MA, 4.00%, 7/15/52	$1,805	$ 1,781,679
Boston, MA, 5.00%, 11/1/42	2,500	2,872,075
Bristol-Plymouth Regional Vocational Technical School District, MA, 5.00%, 2/28/24	3,000	3,027,690
Framingham, MA:
5.00%, 8/1/38	1,010	1,129,544
5.00%, 8/1/39	1,025	1,144,013
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,075,677
4.00%, 2/1/42	975	970,242
Massachusetts:
5.00%, 5/1/48(1)	2,000	2,200,380
5.25%, 10/1/47	2,000	2,241,600
Nantucket, MA, 5.00%, 6/28/24	2,500	2,535,575
New Bedford, MA, 4.00%, 9/1/47	2,650	2,619,923
Norwood, MA, 4.00%, 9/15/47	2,500	2,471,575
Quincy, MA:
4.00%, 7/7/23	2,000	2,000,060
5.00%, 1/12/24	1,000	1,008,240
5.00%, 7/5/24(1)	2,500	2,534,175
Somerset, MA, 4.00%, 4/1/48	2,970	2,925,242
Somerville, MA, 4.00%, 6/1/48	2,955	2,919,451
		$ 35,457,141
Hospital — 10.0%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	$625	$ 678,219
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,512,800
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,046,200
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,761,267
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,040,940
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/37	1,600	1,702,688
5.00%, 7/1/47	2,000	2,045,380

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	$2,795	$ 2,830,217
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.95%, 7/1/40(2)	700	700,000
		$ 15,317,711
Housing — 6.1%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,032,060
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.56%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(3)	2,915	2,915,000
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	1,000	986,410
2.65%, 6/1/26	1,000	969,090
4.00%, 12/1/25	2,500	2,529,550
		$ 9,432,110
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(4)	$670	$ 578,478
(AMT), 4.875%, 11/1/42(4)	740	660,228
		$ 1,238,706
Insured - Education — 4.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$ 6,532,562
		$ 6,532,562
Insured - Special Tax Revenue — 4.9%
Martha's Vineyard Land Bank, MA, (BAM), Green Bonds, 5.00%, 5/1/26	$1,760	$ 1,801,888
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,716,980
		$ 7,518,868
Other Revenue — 0.9%
Massachusetts School Building Authority, Social Bonds, 4.00%, 8/15/40	$1,335	$ 1,348,363
		$ 1,348,363
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$ 427,500
5.00%, 12/1/42	525	531,232
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(4)	205	212,554
5.00%, 11/15/38(4)	135	137,236
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	541,705
Massachusetts Development Finance Agency, (Salem Community Corp.):
5.00%, 1/1/24	345	344,600
5.00%, 1/1/25	365	363,398
		$ 2,558,225
Special Tax Revenue — 5.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 195,494
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,210,709
5.00%, 7/1/41	2,000	2,134,880
5.25%, 7/1/31	1,240	1,482,383
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,954,720
		$ 7,978,186
Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$2,000	$ 1,838,160
		$ 1,838,160
Transportation — 8.0%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,788,470
(AMT), 5.00%, 7/1/43	2,000	2,045,040
Green Bonds, (AMT), 5.00%, 7/1/41	2,030	2,168,690
Massachusetts Port Authority, (Bosfuel Project), (AMT), 5.00%, 7/1/49	2,500	2,581,325
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	2,450	2,667,535
		$ 12,251,060
Water and Sewer — 3.7%
Massachusetts Clean Water Trust:
Green Bond, 5.00%, 2/1/41	$1,750	$ 1,976,905

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Clean Water Trust: (continued)
Green Bond, 5.00%, 2/1/42	$2,250	$ 2,532,195
Massachusetts Water Resources Authority, Green Bonds, 5.25%, 8/1/48	750	851,228
Springfield Water and Sewer Commission, MA, 4.00%, 4/15/33	335	349,703
		$ 5,710,031
Total Tax-Exempt Municipal Obligations (identified cost $150,867,774)		$152,817,503

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 957,710
		$ 957,710
Special Tax Revenue — 2.5%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 844,130
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	3,000	2,997,930
		$ 3,842,060
Total Taxable Municipal Obligations (identified cost $4,852,850)		$ 4,799,770
Total Investments — 102.6% (identified cost $155,720,624)		$157,617,273
Other Assets, Less Liabilities — (2.6)%		$ (4,008,751)
Net Assets — 100.0%		$153,608,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $1,783,990 or 1.2% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$152,817,503	$ —	$152,817,503
Taxable Municipal Obligations	—	4,799,770	—	4,799,770
Total Investments	$ —	$157,617,273	$ —	$157,617,273
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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